ICON Bond Fund

Supplement effective May 5, 2014 to the Prospectus and Statement of Additional

Information dated January 22, 2014

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of the ICON Bond Fund (the "Fund") dated January 22, 2014.

On page 4 of the Prospectus, under the heading "Principal Investment Strategies," delete the reference to "25%" in the fifth sentence and insert "35%." Also in the fifth sentence delete "both S&P and Moodys" and replace it with "either S&P or Moody's." The amended sentence is as follows:

The Fund generally invests in investment-grade securities, although the Fund may invest up to 35% of its assets in securities with a lower rating by either S&P or Moody's.